Shareholders Equity - Quarterly (USD $)	Common Stock To Be Issued	Common Stock Warrants	Additional Paid-In Capital	Debenture Subscription Receivable	Common Stock Subscription Receivable	Retained Deficit
Beginning Balance, Value (Quarterly [Member])
Beginning Balance, Shares (Quarterly [Member])	13,889,677
Conversion of dividend into common stock, Shares (Quarterly [Member])	6,273,052
Stock issued for cash, Value (Quarterly [Member])			149,982
Stock issued for services, Value (Quarterly [Member])			24,995
Retroactive Adjustment for subsequent conversion, Shares (Quarterly [Member])	6,273,052
Retroactive Adjustment for Subsequent conversion, Value (Quarterly [Member])	6,273		(6,252)
Stock issued for repayment of short term borrowing and services, Shares (Quarterly [Member])	7,616,625
Stock issued for repayment of short term borrowing and services, Value (Quarterly [Member])	7,617		204,848
Option issued for services, Value (Quarterly [Member])			612,387
Net Loss for the period (Quarterly [Member])						(919,123)
Ending Balance, Value (Quarterly [Member])	13,890		985,960			(919,123)
Ending Balance, Shares (Quarterly [Member])	13,889,677
Beginning Balance, Shares (Quarterly [Member])	13,889,677
Accrued Dividend on preferred stock (Quarterly [Member])						(4,358)
Conversion of dividend into common stock, Shares (Quarterly [Member])	156,293
Conversion of dividend into common stock, Value (Quarterly [Member])	156		4,202
Stock issued for cash, Shares (Quarterly [Member])	2,059,000
Stock issued for cash, Value (Quarterly [Member])	2,059		203,841		(12,200)
Issuance of Warrants for Services (Quarterly [Member])			555,598
Warrants issued with common stock (Quarterly [Member])		66,712	(66,712)
Debenture Subscriptions Receivable (Quarterly [Member])				(87,600)
Intristic Value from Beneficial Conversion Feature (Quarterly [Member])			131,705
Retroactive Adjustment for subsequent conversion, Shares (Quarterly [Member])	156,293
Exercise of Option, Shares (Quarterly [Member])	21,954,160
Exercise of Option, Value (Quarterly [Member])	21,954		(21,882)		(72)
Net Loss for the period (Quarterly [Member])						(682,465)
Adjustment for Rounding Error (Quarterly [Member])	(130)
Ending Balance, Value (Quarterly [Member])	38,059	66,712	1,792,713	(87,600)	(12,272)	(1,605,947)
Beginning Balance, Shares (Quarterly [Member])	38,059,000
Stock issued for services, Shares (Quarterly [Member])	850,000
Stock issued for services, Value (Quarterly [Member])	850		84,150
Debenture Subscriptions Receivable (Quarterly [Member])				87,600	12,200
Option issued for services, Value (Quarterly [Member])			201,818
Net Loss for the period (Quarterly [Member])						(317,551)
Ending Balance, Value (Quarterly [Member])	$ 38,909	$ 66,712	$ 2,078,681	$ 0	$ (72)	$ (1,923,497)